UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Sarah L. Bertrand
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-817-4086

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

40/86 STRATEGIC INCOME FUND Schedule of Investments March 31, 2005 (unaudited)

Shares or
Principal Amount		Value

CORPORATE BONDS (144.8% of net assets)

Amusement and Recreation Services (4.9%)
1,000,000	Blockbuster, Inc., 9.000%, due 09/01/2012 (a)	$ 975,000
1,650,000	Pinnacle Entertainment, 8.250%, due 03/15/2012	1,658,250
1,075,000	Vail Resorts, Inc., 6.750%, due 02/15/2014	1,058,875
		3,692,125

Apparel and Other Finished Products (2.9%)
945,000	Phillips Van-Heusen Corp., 7.250%, due 02/15/2011	963,900
1,155,000	Russell Corp., 9.250%, due 05/01/2010	1,232,962
		2,196,862

Building Services (5.4%)
585,000	Hexcel Corp, 6.750%, due 02/01/2015 (a)	565,988
1,775,000	Universal Hospital Services, Inc., 10.125%, due 11/01/2011	1,828,250
1,765,000	Williams Lyon, 7.625%, due 12/15/2012 (a)	1,659,100
		4,053,338

Cable and Other Pay Television Services (9.0%)
890,000	Cablevision Systems Corp., 8.000%, due 04/15/2012 (a)	918,925
1,640,000	Charter Communications OPT, 8.375%, due 4/30/2014 (a)	1,656,400
1,110,000	Echostar DBS Corp., 6.625%, 10/01/2014 (a)	1,078,088
1,345,000	Innova S De R. L., 9.375%, due 09/19/2013	1,496,312
1,110,000	Qwest Communications, 7.250%, due 02/15/2011 (a)	1,090,575
580,000	Superior Essex Communications & Essex Group., Inc., 9.000%, due 04/15/2012	591,600
		6,831,900

Chemicals and Allied Products (10.4%)
1,125,000	Church & Dwight Co., Inc., 6.000%, due 12/15/2012 (a) . .	1,102,500
1,600,000	Del Laboratories, Inc., 8.000%, due 02/01/2012 (a)	1,544,000
990,000	Elizabeth Arden, Inc., 7.750%, due 01/15/2014	1,024,650
630,000	Hercules, Inc., 6.750%, due 10/15/2029	620,550
147,000	Huntsman ICI Chemicals, 10.125%, due 07/01/2009	153,615
1,095,000	Huntsman International, Inc., 7.375%, due 01/01/2015	1,095,000
825,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	952,875
585,000	Nalco Co., 8.875%, due 11/15/2013	628,875
635,000	Rockwood Specialties Group, 10.625%, due 05/15/2011	708,025
		7,830,090

Communication Services (10.4%)
1,615,000	American Tower Corp., 7.125%, due 10/15/2012 (a)	1,615,000
795,000	Crown Castle International Corp., 7.500%, due 12/01/2013	876,487
610,000	Intelsat Bermuda Ltd, 7.794%, due 01/15/2012 (a)	622,200
305,000	Intelsat Bermuda Ltd, 8.625%, due 01/15/2015 (a)	312,625
275,000	New Skies Satellites NV, 9.125%, due 11/01/2012 (a)	281,875
1,566,000	Panamsat Corp., 9.000%, due 08/15/2014 (a) …………………	1,659,960
440,000	Rogers Wireless, Inc., 9.625%, due 05/01/2011	501,600
520,000	Rogers Wireless, Inc., 7.500%, due 03/15/2015	539,500
620,000	Rural Cellular Corp., 8.250%, due 03/15/2012	635,500
780,000	Spectrasite, Inc., 8.250%, due 05/15/2010	817,050
		7,861,797

Electric, Gas, and Sanitary Services (3.4%)
580,000	Allied Waste North America, 7.250%, due 03/15/2015 (a)	$ 553,900
800,000	Midwest Generation LLC, 8.560%, due 01/02/2016	894,000
1,090,000	Texas Genco LLC/Financing, 6.875%, due 12/15/2014 (a)	1,098,175
		2,546,075

Electronic, Other Electrical Equipment, except Computers (4.3%)
357,000	Alamosa Delaware, Inc., 11.000%, due 07/31/2010	407,872
865,000	Celestica, Inc., 7.875%, due 07/01/2011	880,137
1,090,000	Flextronics International Ltd., 6.250%, due 11/15/2014 (a)	1,040,950
850,000	IPC Acquisition Corp., 11.500%, due 12/15/2009	939,250
		3,268,209

Fabricated Metal Products, except Machinery and Transportation Equipment (1.1%)
875,000	Novelis Inc, 7.250%, due 02/15/2015 (a)	861,875

Food and Kindred Products (0.7%)
480,000	Reddy Ice Group, Inc., 8.875%, due 08/01/2011	536,400

Foreign Goverments (4.1%)
1,345,000	Federative Republic of Brazil, 10.500%, due 07/14/2014	1,482,863
545,000	Republic of Panama, 7.250%, due 03/15/2015	543,638
1,120,000	Republic of Turkey, 7.375%, due 02/05/2025	1,058,400
		3,084,901

Health Services (5.6%)
1,000,000	Community Health Systems, 6.500%, due 12/15/2012 (a)	980,000
1,455,000	Davita Inc, 7.250%, due 03/15/2015 (a)	1,433,175
500,000	HealthSouth Corp., 7.375%, due 10/01/2006	496,250
1,305,000	HealthSouth Corp., 10.750%, due 10/01/2008	1,344,150
		4,253,575

Hotels, Other Lodging Places (7.2%)
1,165,000	Host Marriott, LP, 6.375%, due 03/15/2015 (a)	1,118,400
1,575,000	Las Vegas Sands, 6.375%, due 02/15/2015 (a)	1,502,156
975,000	Park Place Entertainment Corp., 8.125%, due 05/15/2011	1,084,687
1,795,000	Wynn Las Vegas, 6.625%, due 12/01/2014 (a)	1,714,225
		5,419,468

Industrial and Commercial Machinery and Computer Equipment (6.4%)
1,685,000	Case Corp, 7.250%, due 01/15/2016	$ 1,609,175
1,660,000	Park-Ohio Industries, Inc., 8.375%, due 11/15/2014 (a)	1,610,200
473,000	Rexnord Corp., 10.125%, due 12/15/2012	522,665
1,050,000	Terex Corp., 7.375%, due 01/15/2014	1,076,250
		4,818,290

Lumber and Wood Products, except Furniture (3.4%)
1,140,000	Ainsworth Lumber Corp., 6.750%, due 03/15/2014	1,088,700
1,400,000	Georgia-Pacific Corp., 7.375%, due 12/01/2025	1,470,000
		2,558,700

Measuring Instruments, Photo Goods, Watches (1.0%)
775,000	DRS Technologies, Inc., 6.875%, due 11/01/2013	778,875

Miscellaneous Retail (0.5%)
1,000,000	Suburban Propane Partners L.P., 6.875%, due 12/15/2013 (a)	990,000

Miscellaneous Manufacturing Industries (3.5%)
1,845,000	Blount, Inc., 8.875%, 08/01/2012…………. . ……	1,955,700
275,000	Dresser-Rand Group, Inc., 7.375%, 11/01/2014 (a)	276,375
440,000	Polypore, Inc., 8.750%, due 05/15/2012	413,600
		2,645,675

Miscellaneous Retail (2.2%)
1,630,000	Jean Coutu Group PJC Inc., 7.625%, due 08/01/2012 (a)	1,670,750

Municipal Bonds (1.6%)
1,198,078	Tobacco Settlement Finance Corp., 6.360%, due 05/15/2025	1,199,791

Oil and Gas Extraction (4.0%)
1,235,000	Chesapeake Energy, 7.500%, due 09/15/2013 (a)	1,309,100
790,000	El Paso Production Holdings, 7.750%, due 06/01/2013	803,825
650,000	Houston Exploration Co., 7.000%, due 06/15/2013	663,000
225,000	Range Resources Corp., 6.375%, due 03/15/2015 (a)	217,125
		2,993,050

Paper and Allied Products (9.2%)
1,640,000	Boise Cascade, 7.125%, due 10/15/2014 (a)	1,668,700
835,000	Cenveo Corp., 9.625%, due 03/15/2012	893,450
235,000	Cenveo Corp., 7.875%, due 12/01/2013	210,912
1,385,000	Graham Packing, Co., 8.500%, due 10/15/2012 (a)	1,391,925
1,100,000	Graphic Packaging International, 9.500%, due 08/15/2013	1,171,500
575,000	Neenah Paper, Inc., 7.375%, due 11/15/2014 (a)	554,875
1,055,000	Stone Container, 7.375%, due 07/15/2014	1,049,725
		6,941,087

Personal Services (4.6%)
1,660,000	Adesa, Corp., 7.625%, due 06/15/2012	1,668,300
1,955,000	Goodman Global Holdings, 7.875%, due 12/15/2012 (a)	1,798,600
		3,466,900

Pipelines (3.2%)
690,000	Dynergy Holdings, Inc., 10.125%, due 07/15/2013 (a)	755,550
1,120,000	Pacific Energy Partners, 7.125%, due 06/15/2014	1,164,800
500,000	Transmontaigne, Inc., 9.125%, due 06/01/2010	532,500
		2,452,850
Printing, Publishing and Allied Industries (3.8%)
1,110,000	RH Donnelley Corp., 6.875%, due 01/15/2013 (a)	1,104,450
655,000	Sun Media Corp., 7.625%, due 02/15/2013	684,475
1,055,000	Warner Music Group., 7.375%, due 04/15/2014 (a)	1,091,925
		2,880,850
Private Corrections (1.3%)
1,015,000	Corrections Corp, 6.250%, due 03/15/2013 (a)	979,475

Real Estate Investment Trusts (REITS) (0.7%)
1,090,000	Senior Housing Trust, 8.625%, due 01/15/2012	$ 1,209,900
540,000	Ventas Reality LP, 6.625%, due 10/15/2014 (a)	538,650
		1,748,550
Retail - Toy Store (0.7%)
300,000	Toys R Us, 7.375%, due 10/15/2018	252,000

Stone, Clay, Glass and Concrete Products (3.4%)
1,475,000	Owens-Brockway Glass, 8.250%, due 05/15/2013	1,567,188
1,005,000	U.S. Concrete, Inc., 8.375%, due 04/01/2014	1,005,000
		2,572,188

Special Purpose Entity (11.1%)
645,000	Academia Charter School, 8.100%, due 08/15/2024	664,202
575,000	Affinia Group, Inc., 9.000%, due 11/30/2014 (a)	534,750
585,000	American Commercial, 9.500%, due 02/15/2015 (a)	606,937
4,222,000	Dow Jones CDX Hybrid, 7.750%, due 12/29/2009 (a)	4,127,005
1,415,000	Riddell Bell Holdings, 8.375%, due 10/01/2012 (a)	1,457,450
1,000,000	Tower 2004-2A E, 5.587%, due 12/15/2014	980,764
		8,371,108

Telephone Communications (4.7%)
741,200	AirGate PCS, Inc., 9.375% due 09/01/2009	789,378
1,300,000	Cincinnati Bell, Inc, 8.375%, due 01/15/2014	1,287,000
1,440,000	Nextel Communications, Inc., 6.875%, due 10/31/2013	1,508,400
		3,584,778

Television Broadcasting Stations (1.7%)
1,235,000	Sinclair Broadcasting Group, 8.000%, due 03/15/2012	1,265,875

Transportation Equipment (1.9%)
835,000	Tenneco Automotive Inc., 8.625%, due 11/15/2014 (a)	816,213
645,000	United Components, Inc., 9.375%, due 06/15/2013	646,613
		1,462,826
Wholesale Trade - Durable Goods (1.3%)
1,000,000	Vedanta Resources, 6.625%, due 02/22/2010 (a)	967,200

Wholesale Trade - Non-Durable Goods (3.2%)
1,165,000	DIMON, Inc., 7.750%, due 06/01/2013	1,310,625
1,055,000	FastenTech, Inc., 11.500%, due 05/01/2011 (a)	1,139,400
		2,450,025

	Total corporate bonds (cost $109,304,666)	$109,487,458

PREFERRED STOCK (1.0% of net assets)
Transportation by Air (0.0%)
361	US Airways, Inc. (b)(c)(d)	$ 0

Apparel and Other Finished Products (1.0%)
29,717	Tommy Hilfiger USA, Inc. (c)	765,213
		765,213

	Total preferred stock (cost $741,147)	765,213

BENEFICIAL CERTIFICATES (0.4% of net assets)
Transportation by Air (0.4%)
974,864	US Airways, Inc. (b)(c)(d)	321,705

	Total beneficial certificates (cost $0)	321,705

WARRANTS (0.3% of net assets)
Industrial and Commercial Machinery and Computer Equipment (0.3%)
363	HMP Equity Holdings., expire 05/15/2008	190,484

	Total warrants (cost $49,399)	190,484

SHORT-TERM OBLIGATIONS (1.4% of net assets)
1,071,643	Temporary Investment Fund, Inc.	1,071,643

	Total short-term investments (cost $1,071,643)…	1,071,643

	Total investments (147.9% of net assets) (cost $111,166,854) (e)	$111,836,503

	Liabilities, less other assets (-47.9% of net assets)	(36,233,918)

	Total net assets (100.0%)	$75,602,585

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A securities are deemed to be liquid. Total market value of Rule 144A securities amounted to $50,991,747 as of March 31, 2005.
(b)	Security in default.
(c)	Non-income producing security.
(d)	Security valued at fair value as determined under supervision of the Board of Trustees.
(e)	As of December 31, 2004, the aggregate cost for Federal income tax purposes was $ 107,571,754
The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes was as follows:
Excess of market value over tax cost
Excess of tax cost over market value

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Strategic Income Fund

By (Signature and Title)* /s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer and principal financial officer)

Date May 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer and principal financial officer)

Date May 4, 2005

By (Signature and Title)* /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(principal executive officer and principal financial officer)

Date May 4, 2005

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Gregory J. Hahn, certify that:

1.	I have reviewed this report on Form N-Q of 40|86 Strategic Income Fund;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	[Omitted]

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: _May 4, 2005______	__/s/ Gregory J. Hahn________________________ Gregory J. Hahn, President (principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Audrey L. Kurzawa, certify that:

1.	I have reviewed this report on Form N-Q of 40|86 Strategic Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	[Omitted]

c.
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 4, 2005	/s/ Audrey L. Kurzawa Audrey L. Kurzawa, Treasurer (principal financial officer)